Recognized Restructuring and Other items, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,525	$ 9,817
Other items	1,111
Net charge	$ 5,636	$ 9,817